Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

Note 20: Revenue from Contracts with Customers
Our revenue includes net interest income on financial instruments and noninterest income. Table 20.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 26 (Operating Segments).
Table 20.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income:
Deposit-related fees	3,045	1,285	1,112	28	5	—	5,475
Lending-related fees (2)	145	532	761	8	(1)	—	1,445
Investment advisory and other asset-based fees (3)	—	10	52	9,574	1,375	—	11,011
Commissions and brokerage services fees	—	—	290	2,010	(1)	—	2,299
Investment banking fees	(11)	53	2,405	1	(94)	—	2,354
Card fees:
Card interchange and network revenues (4)	3,426	196	45	4	—	—	3,671
Other card fees (2)	504	—	—	—	—	—	504
Total card fees	3,930	196	45	4	—	—	4,175
Mortgage banking (2)	4,490	—	480	(12)	(2)	—	4,956
Net gains (losses) from trading activities (2)	—	—	272	21	(9)	—	284
Net gains on debt securities (2)	—	44	—	—	509	—	553
Net gains (losses) from equity securities (2)	(2)	132	289	79	5,929	—	6,427
Lease income (2)	—	682	33	—	281	—	996
Other (2)	473	655	690	63	2,044	(1,187)	2,738
Total noninterest income	12,070	3,589	6,429	11,776	10,036	(1,187)	42,713
Total revenue	$34,877	8,549	13,839	14,346	8,495	(1,614)	78,492
Year ended December 31, 2020
Net interest income (2)	$23,378	6,134	7,509	2,988	441	(494)	39,956
Noninterest income:
Deposit-related fees	2,904	1,219	1,062	27	9	—	5,221
Lending-related fees (2)	158	531	684	9	(1)	—	1,381
Investment advisory and other asset-based fees (3)	—	32	95	8,085	1,651	—	9,863
Commissions and brokerage services fees	—	—	315	2,078	(9)	—	2,384
Investment banking fees	(8)	76	1,952	14	(169)	—	1,865
Card fees:
Card interchange and network revenues (4)	2,805	170	51	3	1	—	3,030
Other card fees (2)	513	—	—	—	1	—	514
Total card fees	3,318	170	51	3	2	—	3,544
Mortgage banking (2)	3,224	—	282	(13)	—	—	3,493
Net gains (losses) from trading activities (2)	1	(4)	1,190	25	(40)	—	1,172
Net gains on debt securities (2)	6	—	—	—	867	—	873
Net gains (losses) from equity securities (2)	10	(147)	212	(101)	691	—	665
Lease income (2)	—	646	20	—	579	—	1,245
Other (2)	1,025	518	556	98	1,336	(931)	2,602
Total noninterest income	10,638	3,041	6,419	10,225	4,916	(931)	34,308
Total revenue	$34,016	9,175	13,928	13,213	5,357	(1,425)	74,264
Year ended December 31, 2019
Net interest income (2)	$25,786	7,981	8,008	3,906	2,246	(624)	47,303
Noninterest income:
Deposit-related fees	3,582	1,175	1,029	24	9	—	5,819
Lending-related fees (2)	230	524	710	8	2	—	1,474
Investment advisory and other asset-based fees (3)	—	27	62	7,909	1,816	—	9,814
Commissions and brokerage services fees	—	—	292	2,170	(1)	—	2,461
Investment banking fees	(5)	85	1,804	6	(93)	—	1,797
Card fees:
Card interchange and network revenues (4)	2,973	254	79	6	6	—	3,318
Other card fees (2)	699	—	—	—	(1)	—	698
Total card fees	3,672	254	79	6	5	—	4,016
Mortgage banking (2)	2,314	—	413	(12)	—	—	2,715
Net gains (losses) from trading activities (2)	2	(10)	1,022	58	(79)	—	993
Net gains (losses) on debt securities (2)	—	4	(5)	—	141	—	140
Net gains from equity securities (2)	4	115	297	256	2,171	—	2,843
Lease income (2)	—	931	22	—	661	—	1,614
Other (2)	2,306	616	717	81	2,918	(795)	5,843
Total noninterest income	12,105	3,721	6,442	10,506	7,550	(795)	39,529
Total revenue	$37,891	11,702	14,450	14,412	9,796	(1,419)	86,832
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenues are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $1.2 billion, $1.1 billion, and $1.2 billion for the years ended December 31, 2021, 2020 and 2019, respectively.
(4)The cost of credit card rewards and rebates of $1.6 billion, $1.3 billion and $1.5 billion for the years ended December 31, 2021, 2020 and 2019, respectively, are presented net against the related revenues.
We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenues are generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time.

DEPOSIT-RELATED FEES are earned in connection with depository accounts for commercial and consumer customers and include fees for account charges, overdraft services, cash network fees, wire transfer and other remittance fees, and safe deposit box fees. Account charges include fees for periodic account maintenance activities and event-driven services such as stop payment fees. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft. Cash network fees are earned for processing ATM transactions, and our obligation is completed upon settlement of ATM transactions. Wire transfer and other remittance fees consist of fees earned for providing funds transfer services and issuing cashier’s checks and money orders. Our obligation is satisfied at the time of the performance of the funds transfer service or upon issuance of the cashier’s check or money order. Safe deposit box fees are generally recognized over time as we provide the services.

INVESTMENT ADVISORY AND OTHER ASSET-BASED FEES are earned for providing brokerage advisory, asset management and trust services.
Fees from advisory account relationships with brokerage customers are charged based on a percentage of the market value of the client’s assets. Services and obligations related to providing investment advice, active management of client assets, and assistance with selecting and engaging a third-party advisory manager are generally satisfied over a month or quarter. Trailing commissions are earned for selling shares to investors and our obligation is satisfied at the time shares are sold. However, these fees are received and recognized over time during the period the customer owns the shares and we remain the broker of record. The amount of trailing commissions is variable based on the length of time the customer holds the shares and on changes in the value of the underlying assets.
Asset management services include managing and administering assets, including mutual funds, and institutional separate accounts. Fees for these services are generally determined based on a tiered scale relative to the market value of assets under management (AUM). In addition to AUM, we have client assets under administration (AUA) that earn various administrative fees which are generally based on the extent of the services provided to administer the account. Services with AUM and AUA-based fees are generally satisfied over time.
Trust services include acting as a trustee or agent for personal trust and agency assets. Obligations for trust services are generally satisfied over time; however, obligations for activities that are transitional in nature are satisfied at the time of the transaction.

COMMISSIONS AND BROKERAGE SERVICES FEES are earned for providing brokerage services.
Commissions from transactional accounts with brokerage customers are earned for executing transactions at the client’s direction. Our obligation is generally satisfied upon the execution of the transaction and the fees are based on the size and number of transactions executed.
Fees earned from other brokerage services include securities clearance, omnibus and networking fees received from mutual fund companies in return for providing record keeping and other administrative services, and annual account maintenance fees charged to customers. Our obligation is satisfied at the time we provide the service which is generally at the time of the transaction.

INVESTMENT BANKING FEES are earned for underwriting debt and equity securities, arranging syndicated loan transactions and performing other advisory services. Our obligation for these services is generally satisfied at closing of the transaction.

CARD FEES include credit and debit card interchange and network revenues and various card-related fees. Credit and debit card interchange and network revenues are earned on credit and debit card transactions conducted through payment networks such as Visa, MasterCard, and American Express. Our obligation is satisfied concurrently with the delivery of services on a daily basis. Other card fees represent late fees, cash advance fees, balance transfer fees, and annual fees.